Accounts and notes receivables, net	6 Months Ended
Jun. 30, 2022
Accounts and notes receivables, net
Accounts and notes receivables, net

3.Accounts and notes receivables, net

Accounts and notes receivables are consisted of the following:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Notes receivable	4,588	7,474
Accounts receivable	78,332	68,046
Less: allowance for doubtful accounts	(34,969)	(35,104)
Accounts receivable, net	47,951	40,416

The Group recognized the allowance for doubtful accounts of RMB4,495 and RMB135 for the six months ended June 30, 2021 and 2022, respectively.